UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

VCC MORTGAGE SECURITIES, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001542220

Velocity Commercial Capital Loan Trust 2024-5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): _______________

Central Index Key Number of underwriter (if applicable): ________________

Jeff Taylor, (818) 532-3707

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information. In addition, this Form ABS-15G is supplemented by the Form ABS-15G filed by VCC Mortgage Securities, LLC on April 15, 2016 (Accession Number: 0001193125-16-543066) (the “16-1 Prior Filing”) and on May 19, 2020 (Accession Number: 0001387131-20-004976) (the “20-2 Prior Filing” and together with the 16-1 Prior Filing, the “Prior Filings”). The Prior Filings provided information required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans that were included in the Velocity Commercial Capital Loan Trust 2016-1 securitization transaction and the Velocity Commercial Capital Loan Trust 2020-2 (“Prior Transactions”). The Prior Filings for the Prior Transactions are incorporated by reference solely to the extent they relate to such mortgage that were included in the Prior Transactions and will be included in the Velocity Commercial Capital Loan Trust 2024-5 transaction (which such subset of loans will be separately identified therein).

EXHIBIT INDEX

99.01	AMC Diligence, LLC (“AMC”) Executive Summary
99.02	AMC Data Compare Report
99.03	AMC GL Loan Level Exceptions Report
99.04	AMC GL Exception Grades Report
99.05	AMC GL Multi-Property Valuation Report
99.06	AMC GL Valuation Summary Report
99.07	AMC Servicing Upload Report
99.08	AMC Servicing Pay History Report
99.09	AMC Delinquency Summary Report
99.10	AMC Exception Summary Report
99.11	AMC Exception Standard Report
99.12	AMC Title Diligence Summary Report
99.13	AMC Title Diligence Exceptions Report
99.14	AMC NOO Exception Level Grades Report
99.15	AMC NOO Exception Grades Report
99.16	Recovco Mortgage Management, LLC (“Recovco”) Executive Summary
99.17	Recovco NOO Rating Agency Grades Report
99.18	Recovco NOO Loan Level Exceptions Report
99.19	Recovco NOO Exception Level Report
99.20	Recovco GL Rating Agency Grades Report
99.21	Recovco GL Loan Level Exceptions Report
99.22	Recovco GL Exception Level Report
99.23	Recovco GL Valuations Report
99.24	Recovco GL Data Comparison Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

VCC MORTGAGE SECURITIES, LLC
(Depositor)

Date: September 26, 2024	/s/ Jeff Taylor
	Name:	Jeff Taylor
	Title:	Executive Vice President (senior officer in charge of securitization)